Filed with the Securities and Exchange Commission on February 28, 2013
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 19	[ X ]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 19	[ X ]

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ]        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 28, 2013

Each a Series of Alpine Income Trust
PO Box 8061 | Boston, MA 02266

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Sections
Alpine Municipal Money Market Fund	1
Alpine Ultra Short Tax Optimized Income Fund	5
More on the Funds’ Investment Strategies, Investments and Risks	10
Management of the Funds	15
Legal Proceedings	16
Portfolio Manager	16
How the Funds Value Their Shares	17
Fair Value Pricing	17
How to Buy Shares	18
Anti-Money Laundering	18
How to Buy Shares	18
Purchases by Mail	19
Purchases by Internet	19
Purchases by Wire	20
Purchases by Telephone	20
Additional Information	20
Earning Dividends	20
Exchange Privilege	21
Exchanges by Telephone	21
Exchanges by Mail	21
Exchanges by Internet	22
How to Redeem Shares	23
Redeeming Shares by Mail	23
Redeeming Shares by Telephone	23
Earning Dividends	24
Redemption Fee	24
Check Redemption Privilege	24
Additional Redemption Information	25
Short-Term Trading Practices	26
Shareholder Services	27
Automatic Investment Plan	27
Telephone Investment Plan	27
Systematic Cash Withdrawal Plan	27
Investments through Employee Benefit and Savings Plans	27
Tax Sheltered Retirement Plans	27
Householding	27
Internet Account Access and Trading	27
Distribution of Fund Shares	28
Distributor	28
Distribution and Shareholder Servicing Plan	28
Sales Charge	28
Additional Information	29
Dividends, Distributions and Taxes	31
Dividends and Distributions	31
Taxes	31
Financial Highlights	33
Notice of Privacy Policy	36
Additional Information	37

Summary Section – Alpine Municipal Money Market Fund

Investment Objective

Alpine Municipal Money Market Fund (the “Municipal Money Market Fund”) seeks high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.56%

Example

This example is intended to help you compare the cost of investing in the Municipal Money Market Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$57	$179	$312	$701

Principal Investment Strategies

The Municipal Money Market Fund is managed to seek attractive yields and seeks to maintain a stable share price of $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

As a money market fund, the Fund complies with U.S. Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

1

Generally, municipal obligations are those whose interest is exempt from U.S. federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from U.S. federal income tax. Accordingly, the Fund’s net return may be lower for those taxpayers.

The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Adviser is under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken.

There is no assurance that the Fund will meet its investment objective. The Fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

•
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•
Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from federal tax consistent changes in interest rates.

•
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•
Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

•
Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

•
Redemption Risk — The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

•
Regulatory Risk — The SEC recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect the Fund’s operations, investment strategies, performance and yield.

2

•
Tax Risk — To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to Fund shareholders will be taxable. There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. The Adviser may voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s yield and total return would have been lower. These voluntary waivers may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Municipal Money Market Fund Total Returns as of 12/31 Each Year Investor Class
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
0.93%	9/30/2007	0.02%	12/31/11

The 7-day yield for the period ended December 31, 2012 for the Municipal Money Market Fund was 0.11%.

Average Annual Total Returns (For the periods ending December 31, 2012)
Alpine Municipal Money Market Fund – Investor Class	1 Year	5 Years	10 Years	Since Inception (12/05/2002)
Return Before Taxes	0.10%	0.77%	1.57%	1.56%
Lipper Tax-Exempt Money Market Funds Average	0.01%	0.40%	1.10%	1.10%(1)

(1)	The Lipper Tax Exempt Money Market Funds Average reflects a return from December 31, 2002 to December 31, 2012.

3

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Manager

Mr. Steven C. Shachat, Managing Director and Portfolio Manager of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. Portions of the Fund’s distributions may be subject to such tax and/or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

4

Summary Section – Alpine Ultra Short Tax Optimized Income Fund

Investment Objective

Alpine Ultra Short Tax Optimized Income Fund (the “Ultra Short Fund”) seeks high after-tax current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.50%(1)	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed within less than 30 days of purchase)	0.25%	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.09%	0.84%
Fee Waiver and/or Expense Reimbursements(2)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	0.95%	0.70%

(1)
The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund’s Distributor, and for purchases of $250,000 or greater.

(2)
The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.95% of the average net assets of the Class A shares and 0.70% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2014 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

5

	1 Year	3 Years	5 Years	10 Years
Class A	$171	$381	$634	$1,358
Institutional Class	$97	$254	$452	$1,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 192% of the average value of its portfolio.

Principal Investment Strategies

The Ultra Short Fund invests its assets in a combination of tax-exempt obligations and taxable debt obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt obligations. Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). In addition, the Fund may invest in taxable debt obligations, including, but not limited to, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.

In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity, at the time of investment, will range from 30 days to 3 years. The obligations in which the Fund invests must, at the time of investment, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

•
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•
Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•
Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may be forced to sell at a loss.

6

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

•
Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•
Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

•
Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Share Class.  The Adviser may voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s yield and total return would have been lower. These voluntary waivers may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

7

Alpine Ultra Short Tax Optimized Income Fund Total Returns as of 12/31 Each Year Institutional Class
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
2.47%	6/30/03	(0.58)%	6/30/04

Average Annual Total Returns (For the periods ending December 31, 2012)
Alpine Ultra Short Tax Optimized Income Fund – Institutional Class	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	0.70%	2.15%	2.71%	2.75%	12/6/2002
Return After Taxes on Distributions	0.42%	2.08%	2.44%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.45%	2.08%	2.44%	2.47%
Alpine Ultra Short Tax Optimized Income Fund – Class A	0.05%	1.79%	N/A	2.24%	3/30/2004
Lipper Short Municipal Debt Funds Average	1.38%	2.16%	2.13%	2.13%(1)
Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.84%	2.32%	2.34%	2.38%

(1)	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 to December 31, 2012.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

8

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Manager

Mr. Steven C. Shachat, Managing Director and Portfolio Manager of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $250,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. Portions of the Fund’s distributions may be subject to such tax and/or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

9

More on the Funds’ Investment Strategies, Investments and Risks

This section provides additional information regarding the securities in which the Funds invest, the investment techniques each uses and risks associated with each Fund’s investment program. A more detailed description of the Funds’ investment policies and restrictions, and additional information about the Funds’ investments, is contained in the Funds’ Statement of Additional Information (the “SAI”).

Other Investments and Strategies

Alpine Municipal Money Market Fund

•
Federal Alternative Minimum Tax. The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to AMT.

•
Money Market Funds and Rule 2a-7. As a money market fund, the Fund complies with SEC rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability. Under these standards, the Fund maintains an average portfolio maturity of 60 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund invests only in securities that, at the time of investment, are high quality, dollar-denominated obligations.

•
The Fund must comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the applicable quality requirements of Rule 2a-7, the Fund may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7. Generally, eligible securities are divided into “first tier” and “second tier” securities. First tier securities are generally those rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., A-1 by Standard & Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or unrated securities deemed by the Adviser to be comparable in quality, U.S. government securities and securities issued by other money market funds. Second tier securities are generally those rated in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed by the Adviser to be comparable in quality.

•
After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Board determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Fund’s best interest.

•
Municipal Obligations. From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state. Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include, but are not limited to, California, Pennsylvania, Texas, New York, Florida, and Illinois.

•	Private Activity Bonds. The Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to AMT.

•
Taxable Investments. The Fund anticipates being as fully invested as practicable in municipal obligations. However, the Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to its respective tax-free investments), which would produce interest not exempt from U.S. federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies, or instrumentalities (U.S. government securities); (2) obligations of financial institutions, including banks, savings and loan institutions and mortgage banks, such as certificates of deposit, bankers’ acceptances, and time deposits; (3) corporate obligations, including commercial paper, with equivalent credit quality to the municipal obligations in which the Fund may invest.

The Fund may invest its assets in such taxable investments pending the investment or reinvestment of such assets in municipal obligations, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund’s shareholders. To the extent the Fund holds taxable securities, some income the Fund pays may be taxable.

10

•
Temporary Defensive Positions. During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstance.

The Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment policies without shareholder approval.

Alpine Ultra Short Tax Optimized Income Fund

•
Debt Obligations. The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.

•
Investment Grade Obligations. The obligations in which the Fund invests must, at the time of investment, be rated as investment grade (BBB or better) by Standard & Poor’s, a subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or (Baa or better) by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

•
Tax-Optimized Strategy. The Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies the Adviser may use when it deems appropriate in the tax-efficient management of the Fund are the following:

•	attempting to minimize net realized short-term gains;

•	in selling appreciated securities, selecting the most tax-favored share lots; and

•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

•
Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses. The Adviser monitors the creditworthiness of the firms with which the Fund enters into repurchase agreements.

•
Temporary Defensive Positions During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

•	Other Investments. The Fund may use interest rate swaps, futures contracts, and options to help manage duration.

The Fund may change any of its investment policies (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders.

Investment Risks

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Fund’s use of derivatives is

11

that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose a Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Duration Risk (Ultra Short Fund) — The Fund’s share price and total return will vary, primarily in response to changes in interest rates. How well the Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range. The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations.

Extension Risk — When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline. This may cause a Fund’s share price to be more volatile.

Fixed Income Securities Risk — The securities markets are volatile and the market prices of a Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

There is no limitation on the maturities of fixed income securities in which a Fund invests. When interest rates rise, the value of fixed income securities generally falls. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Interest Rate Risk — Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Issuer Risk — Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

Liquidity Risk — Some securities held by a Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which a Fund is carrying the securities.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the Adviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

12

Mortgage Related and Asset Backed Securities Risk (Ultra Short Fund) — Mortgage backed and asset backed securities are subject to prepayment risk, which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity causing a Fund to have to reinvest the securities with a lower yield, resulting in a decline to a Fund’s income. Mortgage backed and asset backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain of these securities will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to a Fund’s income and potentially in the value of a Fund’s investments. Because of prepayment and extension risk, Mortgage backed and asset backed securities react differently to changes in interest rates than other bonds. Small movements in the interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed and asset backed securities.

Municipal Sector Concentration Risk — While a Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, general appropriation, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, a Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax Risk — Investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable, and a Fund’s dividends with respect to that bond might be subject to federal income tax. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

Other Investment Company Risk — A Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The market value of the shares of other investment companies may differ from the net asset value of a Fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, a Fund would bear their pro rata portion of that entity’s expenses, including its investment advisory and administration fees. At the same time, a Fund would continue to pay their own management fee and other expenses. As a result, a Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

13

Portfolio Turnover Risk (Ultra Short Fund) — The Ultra Short Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of a Fund. A high portfolio turnover rate will result in greater brokerage and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Prepayment or Call Risk — Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a Fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, a Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if a Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Redemption Risk — A Fund may experience periods of heavy redemptions that could cause a Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil when a Fund may experience unusually large or frequent redemptions.

The redemption by one or more large shareholders of their holdings in the Municipal Money Market Fund could cause the remaining shareholders in the Municipal Money Market Fund to lose money. If the Municipal Money Market Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the Municipal Money Market Fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the Municipal Money Market Fund may suspend redemptions when permitted by applicable regulations.

Regulatory Risk (Municipal Money Market Fund) — The SEC recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect the Municipal Money Market Fund’s operations, investment strategies, performance and yield.

Restricted and Illiquid Securities Risk — The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. A Fund may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which a Fund is carrying the securities. The Municipal Money Market Fund may hold up to 5% of the value of its net assets, and the Ultra Short Fund may hold up to 15% of the value of its net assets, in illiquid securities.

A Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to a Fund’s limitation on the amount of illiquid securities it may purchase.

When-Issued and Delayed Delivery Transactions Risk — A Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, a Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objectives.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

The Ultra Short Fund posts its complete portfolio holdings at www.alpinefunds.com on a quarterly basis. The Fund intends to post its complete portfolio holdings 45 calendar days following the quarter-end. The Fund intends to make its top ten holdings available at www.alpinefunds.com on a monthly basis. The Fund intends to post this information 10 days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

The Municipal Money Market Fund posts its complete list of holdings (including the size of each position) and other information required by applicable regulations must be disclosed as of the last business day of a month no later than five business days after month-end at www.alpinefunds.com.

14

Management of the Funds

The management of the Funds is supervised by the Board of Trustees (the “Board” or the “Trustees”) of Alpine Income Trust (the “Trust”). Alpine Woods Capital Investors, LLC, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577-2540, serves as the investment adviser of each Fund (the “Adviser”).

Investment Adviser

The Adviser is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management. The Adviser began conducting business in March 1998 and together with its affiliated entities, had approximately $5 billion in assets under management as of December 31, 2012. The Adviser is a Delaware limited liability company organized on December 3, 1997. All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner. He co-founded the Adviser in 1998 with his father, Stephen A. Lieber.

Under the general supervision of the Board of Trustees, the Adviser carries out the investment and reinvestment of the managed assets of the Funds, furnishes continuously an investment program with respect to the Funds, determines which securities should be purchased, sold or exchanged, and implements such determinations. The Adviser provides investment advice to the Funds and furnishes office facilities, equipment and personnel for servicing the investments of the Funds. The Adviser compensates all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds, and also compensates all other Adviser personnel who provide research and investment services to the Funds.

In return for these services, facilities and payments, the Municipal Money Market Fund and Ultra Short Fund have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 0.45% and 0.75%, respectively, of the average daily net assets of the Fund.

For the fiscal year ended October 31, 2012, the Adviser received from the Municipal Money Market Fund and Ultra Short Fund gross advisory fees of 0.45% and 0.75%, respectively, of the average daily net assets of the Funds. Net of waivers, the Adviser received 0.21% and 0.56%, respectively.

The Adviser has agreed contractually to waive and/or reimburse expenses of the Ultra Short Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.95% of the average net assets of the Class A shares and 0.70% of the average net assets of the Institutional Class. This arrangement cannot be terminated prior to February 28, 2014 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

With respect to the Municipal Money Market Fund, the Adviser voluntarily waived a portion of its fees during the fiscal year ended October 31, 2012 to ensure that the operating expenses of the Municipal Money Market Fund did not exceed limits ranging from 0.29% to 0.35%.

With respect to the Ultra Short Fund, in addition to the contractual fee waiver described above, the Adviser voluntarily waived a portion of its fees to ensure that the operating expenses of the Ultra Short Fund did not exceed a limit of 0.65%.  These voluntary waivers may be discontinued at any time.

With respect to the each Fund, the Adviser has agreed to contractually and voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses to the amounts noted in the table below.

15

	Caps on Total Annual Fund Operating Expenses* (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses)
Total Annual Fund Operating Expenses* after giving effect to all applicable expense limitation provisions (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses)

	Contractual Caps1	Voluntary Caps2
Municipal Money Market Fund
Investor	N/A	0.29% to 0.35%	0.32%
Ultra Short Fund
Class A	0.95%	0.90%	0.90%
Institutional	0.70%	0.65%	0.65%

*	As a percentage of average daily net assets.

1	The contractual caps are in effect until February 28, 2014.

2	Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with the three unregistered funds that it manages, the General Partner of the unregistered funds, which is an affiliate of the Adviser, is entitled to receive an incentive allocation to the extent that returns for any of those funds exceed a threshold return. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

A discussion regarding the basis for the Board of Trustee’s approval of the Funds’ investment advisory agreement between the Adviser and the Trust, on behalf of each of the Funds, is available in the Semi-Annual Report to shareholders for the period ending April 30, 2012.

Legal Proceedings

On February 7, 2011, the Adviser and its Chief Executive Officer, Mr. Samuel A. Lieber, settled administrative proceedings brought by the SEC. The settlement relates to the Adviser’s record-keeping, compliance policies and procedures and disclosures—particularly, in relation to initial public offering investment activities—during the period February 1, 2006 through January 31, 2008, and the violations alleged in the order pertain to statutory provisions and SEC rules that are non-fraud based. In the settlement, the Adviser and Mr. Lieber agreed, without admitting or denying the findings in the administrative order, to the entry of an order requiring it to cease and desist from committing or causing any violations and any future violations of certain statutory provisions and SEC rules that relate to fund disclosures, books and records and compliance policies and procedures. The Adviser consented to a censure and to pay the SEC a civil monetary penalty of $650,000. Mr. Lieber consented to pay the SEC a civil monetary penalty of $65,000. The settlement does not impose any restriction on the Adviser’s business or on Mr. Lieber’s continued ability to serve as the CEO of the Adviser or as manager of any fund portfolios. In the order, the SEC acknowledged that, both before and during the SEC staff’s investigation, and before the settlement, the Adviser already had made a number of significant changes to, and enhancements of, its personnel, policies, and procedures concerning the matters involved in the proceedings. No other current or former Alpine-related entities or employees are subject to the SEC order.

Portfolio Manager

Mr. Steven C. Shachat, Managing Director and Portfolio Manager of the Adviser since 2002, has the day-to-day responsibility for the investment decisions for the Funds.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

16

How the Funds Value Their Shares

The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. Because of the differences in distribution fees and class-specific expenses, the per share NAV of each class will differ. The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The net asset value takes into account the fees and expenses of the Fund, including management, administration and other fees, which are accrued daily. The price at which a purchase or redemption is effected is based on the net asset value next computed after a Fund or its agents receive your request in good order. All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day. Requests received after the cut off time (except for requests made on behalf of certain eligible retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”) will receive the next business day’s net asset value.

In determining the value of Municipal Money Market Fund’s assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the net asset value of the Ultra Short Fund, portfolio securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available or securities are not valued by a third party pricing service, securities are valued at fair value in accordance with fair value procedure adopted by the Board. The Fund will use an independent party pricing service or, if unavailable, fair value pricing where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the security over an extended period; or (iv) the validity of a market quotation received is questionable. In addition, fair value pricing will be used if emergency or unusual situations have occurred, such as when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the NYSE, the time each Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their net asset values. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

17

How to Buy Shares

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

How to Buy Shares – Investor Class (Municipal Money Market Fund)

You may purchase shares of the Municipal Money Market Fund on any day the NYSE is open. The minimum initial investment in the Fund’s Investor Class is $2,500. The minimum may be waived in certain situations. There is no minimum investment requirement for subsequent investments if mailed by check. Telephone and Internet subsequent purchases are subject to a minimum of $100. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Funds’ transfer agent (the “Transfer Agent”) or your financial intermediary, together with payment in the amount of the purchase. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds. All requests received in good order before 4:00 p.m. Eastern Time, or the closing of the NYSE, whichever is earlier, will be processed on that same day. Requests received after 4:00 p.m. Eastern Time, or after the closing of the NYSE, whichever is earlier, will receive the next business day’s NAV.

How to Buy Shares – Class A (Ultra Short Fund)

You may purchase shares of the Ultra Short Fund through your financial intermediary on any day the NYSE is open. The minimum initial investment in a Fund’s Class A shares is $2,500. The minimum may be waived in certain situations. There is no minimum investment requirement for subsequent investments. The offering price of each share will be the next determined net asset value plus the 0.50% sales charge. The 0.50% sales charge may be waived in certain situations. A detailed description of the situations in which the sales charge may be waived is set forth in the section titled, “Sales Charge.” You must have an arrangement with your financial intermediary to buy additional shares.

Certain intermediaries, including broker-dealers have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares. Orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. These intermediaries are required by contract and applicable law to ensure that orders are executed at the appropriate price after the intermediary receives the request in good form. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

How to Buy Shares – Institutional Class (Ultra Short Fund)

You may purchase shares of the Ultra Short Fund on any day the NYSE is open. The minimum initial investment for the Institutional Class in the Fund is $250,000. The minimum may be waived in certain situations as described below. There is no minimum investment requirement for subsequent investments if mailed by check. Telephone and Internet subsequent purchases are subject to a minimum of $100. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Transfer Agent or your financial intermediary, together with payment in the amount of the purchase. No sales charge is imposed on purchases or on the reinvestment of dividends. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Fund. All requests received in good order before 4:00 p.m. Eastern Time, or the closing of the NYSE, whichever is earlier, will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day’s NAV.

Minimum initial purchase amounts for the Institutional Class are waived for the following:

•	Any shareholder as of the close of business January 3, 2012

•	Employees of the Adviser or its affiliates and their immediate family

18

•	Current and former Trustees of funds advised by the Adviser

•	The Adviser or its affiliates

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

•	Registered Investment Advisers

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with the Adviser or a third party through which the investment is made

These waivers may be discontinued at any time without notice.

Purchases by Mail – Investor Class and Institutional Class

To make an initial purchase by mail:

•	Complete the application.

•	Mail the application, together with a check made payable to the Alpine Funds to:

By Mail:	By Overnight Delivery or Express Mail:
Alpine Funds c/o Boston Financial Data Services, Inc. PO Box 8061 Boston, MA 02266-8061	Alpine Funds c/o Boston Financial Data Services, Inc. 30 Dan Road Canton, MA 02021-2809

•
Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan association, or credit union. The Funds do not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

Purchases by Internet – Investor Class and Institutional Class

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an Automatic Clearing House (“ACH”) debit of your bank account of record. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Only bank accounts held at U.S. financial institutions that are ACH members can be used for transactions through the Funds’ website. Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.  Minimum subsequent purchases through the website must be in amounts of $100 or more.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions on the website, you will need your account number, Social Security number, username and password. The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

19

Purchases by Wire – Investor Class and Institutional Class

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.

•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
ABA No. 011000028

Credit:
Boston Financial Data Services, Inc.
Account No. 9905-837-2

Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern Time or the closing of the NYSE, whichever is earlier to be eligible for same day pricing. The Fund and State Street Bank and Trust Company are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire – Investor Class and Institutional Class

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchases by Telephone – Investor Class and Institutional Class

To make additional investments by telephone, you must check the appropriate box on your application authorizing telephone purchases. If elected on your account application and your account has been open for at least 15 days, you may purchase shares in amounts of $100 or more by calling 1-888-785-5578. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. Your shares will be purchased at the net asset value calculated on the day of your purchase order. For security reasons, requests by telephone will be recorded.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Alpine Funds, a Fund may redeem shares from your account in any of the Alpine Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Funds.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares of the Funds have not been registered for sale outside of the United States. The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Under certain circumstances, if no activity occurs within a time period specified by state law, your shares in a Fund may be transferred to that state.

Earning Dividends

Shares of the Funds are entitled to receive dividends declared starting on the next business day after your purchase is received in good order. However, shares of Municipal Money Market Fund are entitled to receive dividends beginning on the day of purchase if the purchase is sent by federal wire and is received prior to 12:00 p.m. Eastern Time. You will become the owner of Municipal Money Market Fund shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:

•	the name of the Fund

•	the dollar amount of shares to be purchased

•	accurately completed application or investment stub

•	check payable to “Alpine Funds”

20

Exchange Privilege

You may exchange some or all of your shares of the Ultra Short Fund for shares of the same class of one of the other Alpine Funds. You may do this through your financial intermediary, or by telephone, mail or via the Internet as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund. Once an exchange request has been placed by telephone, mail, or Internet, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a fund is subject to the minimum investment requirements of that fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests. Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee. If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not the original share purchase date.

Shareholders of the Municipal Money Market Fund generally may not exchange their shares for shares of one of the other Alpine Funds, provided, however, that any shareholder of the Municipal Money Market Fund holding shares of the Fund prior to or on July 26, 2012, employees of the Adviser or its affiliates and their immediate families, and investment advisory clients of the Adviser or its affiliates, may exchange shares of the Fund for shares of the Institutional Class of any other Alpine Fund.

The Alpine Funds each have different investment objectives and policies. You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The limit of five exchanges per calendar year does not apply to systematic exchanges or other instances of dollar cost averaging. The Funds reserve the right to waive the exchange limit, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds. The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

Voluntary Conversion. Shareholders of the Ultra Short Fund may be able to convert Class A shares to Institutional Class shares of the Ultra Short Fund, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Such a conversion in these particular circumstances does not cause the shareholder to realize taxable gain or loss. Please contact your tax adviser for additional information. Not all share classes are available through all financial intermediaries.

Exchanges by Telephone – Investor Class or Institutional Class

To exchange shares by telephone:

•	Call 1-888-785-5578 or your broker or financial intermediary.

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after market close (generally, 4:00 p.m. Eastern Time) will be processed using the net asset value determined on the next business day.

•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021.

To exchange shares by telephone, you must indicate this on your application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail – Investor Class or Institutional Class

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

21

Exchanges by Internet – Investor Class or Institutional Class

To exchange shares via the Internet:

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting an internet exchange.

•	Exchange requests received after market close (generally, 4:00 p.m. Eastern Time) will be processed using the net asset value determined on the next business day.

•	For further information, call 1-888-785-5578 or visit the Funds’ website at www.alpinefunds.com.

22

How to Redeem Shares

Class A

You may redeem shares of the Fund through your financial intermediary on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption requests received after market close (generally, 4:00 p.m. Eastern Time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. The minimum account size for all Funds is currently $1,000.

Investor Class or Institutional Class

You may redeem shares of each Fund on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after market close (generally, 4:00 p.m. Eastern Time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail – Investor Class or Institutional Class

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Redeeming Shares by Telephone – Investor Class or Institutional Class

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time) or your broker or financial intermediary on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).

•	Provide the account name, as registered with the Fund, and the account number.

•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated. Once a telephone transaction has been placed, it cannot be canceled or modified. A $15.00 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice. Redemption proceeds may also be sent via electronic funds transfer through the ACH network, to your predetermined bank account. There is no charge for the electronic funds transfer; however, credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021.

23

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266. Signatures may require a guarantee or verification by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees or authentication are acceptable to the Transfer Agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

Earning Dividends

Shares of the Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to the Municipal Money Market Fund, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m. Eastern Time and proceeds are sent by federal wire on the same day. Any redemption requests received after 12:00 p.m. Eastern Time will receive that day’s dividend.

Redemption Fee – Ultra Short Fund

The Ultra Short Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund’s investment programs. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Short-term trading drives up the Fund’s transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Additionally, redemption of short-term holdings may create missed opportunity costs for the Fund, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Fund assesses a 0.25% fee on the redemption of the Fund’s shares held for less than 30 days. For example, a purchase with a trade date of January 5, 2013 will not be assessed a redemption fee if redeemed on or after February 5, 2013 or the following business day if this date were to fall on a weekend or holiday. Redemption fees will be paid to the Fund to help offset transaction costs. The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (FIFO) method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for 30 days, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.

This fee will also not be assessed on certain exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account. The redemption fee will also not be assessed on exchanges except in instances where you are exchanging shares of a Fund with a redemption fee into a Fund which does not currently have a redemption fee. If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

The Fund may also waive the redemption fee on redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the financial intermediary charges an asset-based or comprehensive “wrap” fee for its services) in instances where a Fund reasonably believes either that the financial intermediary has internal policies and procedures in place to effectively discourage inappropriate trading activity or that the redemptions were effected for reasons other than the desire to profit from short-term trading in Fund shares.

Check Redemption Privilege – Municipal Money Market Fund

You may make arrangements to redeem shares of the Municipal Money Market Fund by check by filling out the checkwriting authorization section of the application. Checks may be written in any dollar amount, subject to a $250 minimum, not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the application. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares purchased by check which have not cleared. There is a charge for stop payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.

24

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes. A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. Although the Funds reserve the right to pay the redemption amount in-kind through the distribution of portfolio securities, the Fund are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder. A Fund may also close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

Shareholders who have an individual retirement account (“IRA”) or certain other retirement plans must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

The Funds reserve the right to:

•
suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law, under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. In addition, the Alpine Municipal Money Market Fund reserves the right to suspend redemptions or postpone payment under certain circumstances when there has been a determination to liquidate the Fund.

•
close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed.

Signature Guarantees are required:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When establishing or modifying certain services on an account;

•	If a change of address request was received by the Transfer Agent within the last 15 days;

•
The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent; and

•	For all redemptions in excess of $50,000 from any shareholder account

In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

25

Short-Term Trading Practices

The Board of Trustees has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” A Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its shareholders. For example, large flows of cash into and out of a Fund may require the Adviser to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund. These steps include, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

The Funds reserve the right, in their sole discretion, to identify trading practices as abusive. If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees.

For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund.

In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 under the 1940 Act, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.

26

Shareholder Services

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the application.

Automatic Investment Plan

You may make regular monthly investments automatically in amounts of not less than $100 per month through the Automatic Investment Plan. This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds. In order to participate in the plan, your financial institution must be a member of the ACH network. The Funds may modify or terminate this privilege at any time. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-888-785-5578. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan

You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment, by calling 1-888-785-5578. If elected on your application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received by 4:00 p.m. (Eastern Time), or the closing of the NYSE, whichever is earlier, shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan

If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments through Employee Benefit and Savings Plans

Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser or the Funds may provide compensation to organizations providing administrative and record keeping services to those plans.

Tax Sheltered Retirement Plans

Eligible investors may open a pension or profit-sharing account in a Fund under the following prototype retirement plans: (1) IRAs and Rollover IRAs and (2) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding

The Funds will automatically send updated prospectuses, Annual and Semi-Annual Reports to shareholders. In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-785-5578 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Internet Account Access and Trading

This option allows you to access your account information online as well as execute transactions on your account. To choose this option, complete the appropriate section of your application. For Internet transactions, only bank accounts held at U.S. institutions which are ACH members may be used. Your shares will be purchased or redeemed at the next net asset value determined after receipt of your order.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

27

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Distributor"), serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Funds are offered on a continuous basis.

Distribution and Shareholder Servicing Plan – Class A (Ultra Short Fund)

The Trust, on behalf of Class A shares of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. The Fund’s Class A shares may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund’s shares. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Shareholder services may include among other things, assisting investors in processing their purchase, exchange, or redemption request, or processing dividend and distribution payments. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales Charge – Class A (Ultra Short Fund)

If you purchase Class A shares of the Ultra Short Fund you will pay an initial sales charge of 0.50% when you invest, unless the sales charge is waived as described below. The offering price of each share will be the next determined net asset value plus the 0.50% sales charge. You do not pay a sales charge when you reinvest dividends or capital gain distributions paid by the Fund. The sales charge for the Fund is calculated as follows:

	% of Offering price	% of Net Amount Invested
$0-$249,999	0.50%	0.50%
$250,000 and above	None	None

Sales Charge Reduction or Waiver – Class A (Ultra Short Fund)

There are several ways you can combine multiple purchases of Class A shares to eliminate the 0.50% sales charge. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $250,000 or more, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge reduction or elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the 0.50% sales charge. If you hold fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, see the SAI or contact your financial intermediary.

Additionally, the sales charge for Class A may be waived for the following persons or reasons:

•	Employees of the Adviser or its affiliates and their immediate family, for purchases directly through the Fund or its distributor

•	Current and former Trustees of funds advised by the Adviser, for purchases directly through the Fund or its distributor

•	The Adviser or its affiliates, for purchases directly through the Fund or its distributor

•
An agent or broker of a dealer that has entered into a selling agreement with the Fund’s distributor for the agent or broker’s own account or an account of a relative of any such person, or an account for the benefit of any such person

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

28

•	Registered Investment Advisers and clients of certain advisory programs

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Financial intermediaries that have entered into contractual agreements with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers

•	Shares acquired when dividends or capital gains are reinvested in the Funds

•	Shares offered to any other investment company to effect the combination of such company with the Funds by merger, acquisition of assets or otherwise

•	Redemptions by shareholders of the Funds investing through self-directed brokerage service platforms

These waivers may be discontinued at any time without notice.

Right of Accumulation

The right of accumulation allows you to combine the current value of your holdings in Class A  or Institutional Class shares of the Fund, based on the current offer price, with other qualifying shares that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Class A shares or Institutional Class shares, including any applicable sales charge, for purposes of determining whether the 0.50% sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A shares or Institutional Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent

If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Class A shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the 0.50% sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Class A shares within the 13-month period, the Fund will redeem the 0.50% sales charge on the Class A shares from the shares held in escrow. When a shareholder elects to participate in a letter of intent, the Class A shares purchased within a ninety day period prior to that election will be included in satisfying the aggregate investment requirement. The letter of intent may be amended or terminated at any time.

You may cancel a letter of intent by notifying your financial intermediary in writing. Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

In the case of Funds whose shares are sold with a sales charge and where you meet the investment requirements under the letter of intent, the broker-dealer’s sales commissions and reallowance will be paid based upon a reduced sales charge.  If you do not meet the investment requirements, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund’s Transfer Agent for this purpose.

Reinstatement Privilege

The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Additional Information

Revenue Sharing

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in a Fund. These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

The payments are made by the Adviser out of its profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The aggregate amount of these payments by the Adviser may be substantial.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

29

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive.

Networking and Sub-Transfer Agency Fees

The Funds may also enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of a Fund’s shareholders serviced by such financial intermediaries, or (2) the number of a Fund’s shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

From time to time, the Adviser may pay a portion of the fees for these services at its own expense and out of its own profits.

30

Dividends, Distributions and Taxes

Dividends and Distributions

For the Municipal Money Market Fund, dividends are declared and accrued daily on each business day based upon the Fund’s net investment income (i.e., income other than net realized capital gains), and are paid monthly. For the Ultra Short Fund dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains). Net realized capital gains, if any, may be declared and paid annually at the end of the Funds’ fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash. Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash. Dividends will be reinvested at the net asset value per share at the close of business on the record dated. No sales charge will be assessed on shares purchased through reinvestment of distributions. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will be automatically reinvested in the shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Transfer Agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Funds to distribute to shareholders their net tax-exempt income and their investment company taxable income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”). Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.

Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

General Information.

The following information is meant as a general summary for U.S. citizens and residents. Most shareholders normally will have to pay federal income tax and any state or local taxes on the dividends and distributions they receive from the Funds whether dividends and distributions are paid in cash or reinvested in additional shares, to the extent that such distributions are not exempt from federal income tax.

The Funds intend to qualify to be treated as regulated investment companies under the Code. While so qualified, the Funds will not be required to pay any federal income tax on that portion of their investment company taxable income and any net realized capital gains they distribute to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting these distribution requirements.

The Funds’ distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax. However, shareholders who receive such exempt-interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

Each Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

31

In general, Fund distributions that are not exempt from federal income tax are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. As discussed above, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates (15% for individuals with incomes below $400,000 ($450,000 if married filing jointly), 20% for individuals with any income above those amounts that is long-term capital gain, and 0% at certain income levels; the above income thresholds are adjusted annually for inflation). If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then potentially receiving a portion of the price back in the form of a taxable distribution.

By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale. Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Beginning in 2013, taxable distributions and redemptions will be subject to a 3.8% federal Medicare contribution tax on “net investment income” for individuals with income exceeding $200,000 ($250,000 if married and filing jointly). “Net investment income” includes, among other things, interest, dividends and gross income and net capital gains derived from passive activities and trading in securities as commodities

Further, beginning in 2014, a 30% withholding tax will be imposed on dividends and, beginning in 2017, on redemption proceeds paid, to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

32

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the Investor Class, Institutional Class and Class A shares (as applicable) for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. This information has been audited by the Funds’ independent registered public accounting firm, Deloitte & Touche LLP whose report, along with the Funds’ financial statements, is included in the  Funds’ Annual Report, which is available free of charge, on the Funds’ website.

Alpine Municipal Money Market Fund

(For a share outstanding throughout each year)	Year Ended October 31,
	2012		2011		2010		2009		2008
Investor Class:
Per Share Data:
Net asset value per share, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.01	(b)	0.03 (b)
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.01		0.03
Less distributions:
From net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.03)
From net realized gains on investments	—		(0.00	)(a)	—		—		—
From tax return of capital	—		—		—		(0.00	)(a)	—
Total distributions	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.03)
Net asset value per share, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.10%		0.18%		0.20%		1.03%		2.94%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$228,642		$310,058		$470,169		$789,832		$664,401
Ratio of total expenses to average net assets
Before waivers and/or expense reimbursements	0.56%		0.52%		0.48%		0.53%		0.49%
After waivers and/or expense reimbursements	0.32%		0.38%		0.43%		0.53%		0.35%
Ratio of interest expense to average net assets	0.00%		0.00%		0.00%		0.00	%(a)	0.00%
Ratio of expenses to average net assets excluding interest expense
Before waivers and/or expense reimbursements	0.56%		0.52%		0.48%		0.53%		0.49%
After waivers and/or expense reimbursements	0.32%		0.38%		0.43%		0.53%		0.35%
Ratio of net investment income to average net assets	0.10%		0.18%		0.20%		0.99%		2.93%

(a)	The amount is less than $0.005 per share or 0.005%.

(b)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.

Effective January 3, 2012, the Investor Class was renamed the Institutional Class and subsequently reverted to the Investor Class effective July 26, 2012.

33

Alpine Ultra Short Tax Optimized Income Fund

(For a share outstanding throughout each year)	Year Ended October 31,
	2012		2011		2010	2009	2008
Class A:
Net asset value per share, beginning of year	$10.10		$10.10		$10.10	$10.05	$10.10
Income from investment operations:
Net investment income	0.07		0.16		0.10	0.30 (a)	0.38 (a)
Net realized and unrealized gain (loss) on investments	(0.00	)(b)	(0.00	)(b)	0.01	0.04	(0.04)
Total from investment operations	0.07		0.16		0.11	0.34	0.34
Redemption fees	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
Less distributions:
From net investment income	(0.07)		(0.16)		(0.11)	(0.29)	(0.39)
Total distributions	(0.07)		(0.16)		(0.11)	(0.29)	(0.39)
Net asset value per share, end of year	$10.10		$10.10		$10.10	$10.10	$10.05
Total return	0.70%		1.61%		1.05%	3.40%	3.39%
Ratios/Supplemental Data
Net Assets at end of year (000)	$443,598		$358,284		$292,565	$211,643	$11,568
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements	1.09%		1.07%		1.03%	1.05%	1.08%
After waivers and/or expense reimbursements	0.90%		0.88%		0.78%	0.85%	0.85%
Ratio of net investment income to average net assets	0.67%		1.61%		1.04%	2.75%	4.12%
Portfolio turnover rate (c)	192%		174%		19%	16%	129%

(a)	Net investment income (loss) per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

Effective January 3, 2012, the share class was renamed Class A from the Adviser Class.

34

Alpine Ultra Short Tax Optimized Income Fund

(For a share outstanding throughout each year)	Year Ended October 31,
	2012		2011		2010		2009	2008
Institutional Class:
Net asset value per share, beginning of year	$10.05		$10.05		$10.05		$10.00	$10.04
Income from investment operations:
Net investment income	0.10		0.19		0.13		0.31 (a)	0.41 (a)
Net realized and unrealized gains (losses) on investments	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	0.05	(0.04)
Total from investment operations	0.10		0.19		0.13		0.36	0.37
Redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)
Less distributions:
From net investment income	(0.10)		(0.19)		(0.13)		(0.31)	(0.41)
Total distributions	(0.10)		(0.19)		(0.13)		(0.31)	(0.41)
Net asset value per share, end of year	$10.05		$10.05		$10.05		$10.05	$10.00
Total return	0.95%		1.87%		1.31%		3.65%	3.75%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$1,375,490		$1,265,829		$1,146,333		$1,462,217	$231,679
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements	0.84%		0.82%		0.78%		0.80%	0.83%
After waivers and/or expense reimbursements	0.65%		0.63%		0.53%		0.60%	0.60%
Ratio of net investment income to average net assets	0.95%		1.86%		1.29%		3.00%	4.37%
Portfolio turnover (c)	192%		174%		19%		16%	129%

(a)	Net investment income (loss) per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

Effective January 3, 2012, the share class was renamed the Institutional Class from the Investor Class.

35

Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

36

Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s SAI. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER

ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540

CUSTODIAN, ADMINISTRATOR & FUND ACCOUNTANT

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, MA 02111

TRANSFER AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
PO Box 8061
Boston, MA 02266

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
500 College Road East
Princeton, NJ 08540

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL

WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

37

To Obtain More Information about the Funds

For more information about the Funds, the following documents are available free upon request:

Shareholder reports — Additional information about a Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In a Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the Fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

Statement of Additional Information — The SAI provides more detailed information about the Funds and is incorporated by reference into (is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Report or the SAI or to discuss questions about the Funds:

By Telephone — 1-888-785-5578

By Mail — Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266.

By Website — www.alpinefunds.com

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, NE, Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the IDEA database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the Fund nor the distributor is offering to sell shares of the fund to any person to whom the Fund may not lawfully sell its shares.

Investment Company Act File Number 811-21210.

38

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

STATEMENT OF ADDITIONAL INFORMATION

Dated February 28, 2013

Alpine Income Trust
Alpine Municipal Money Market Fund	Investor Class	AMUXX
Alpine Ultra Short Tax Optimized Income Fund	Institutional Class	ATOIX
	Class A	ATOAX

Alpine Funds
c/o Boston Financial Data Services, Inc.
PO Box 8061  Boston, MA 02266
1-888-785-5578

This Statement of Additional Information (the “SAI”) dated February 28, 2013 relates to Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are separate series of the Alpine Income Trust (the “Trust”). Shares of the Funds are offered through a prospectus dated February 28, 2013 ( the “ Prospectus ”). This SAI is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with additional information regarding the activities and operations of the Funds. This SAI should be read in conjunction with the Prospectus.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by calling the number listed above, by writing to the address above, or by visiting the Funds’ website at www.alpinefunds.com. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report for each Fund are incorporated into this SAI by reference to the Funds’ October 31, 2012 Annual Report as filed with the Securities and Exchange Commission (the “SEC”).

TABLE OF CONTENTS

HISTORY OF THE FUNDS AND GENERAL INFORMATION	1
INVESTMENT RESTRICTIONS	16
PORTFOLIO TURNOVER	17
MANAGEMENT	18
INVESTMENT ADVISORY ARRANGEMENTS	26
PORTFOLIO MANAGERS	28
DISTRIBUTION AND SHAREHOLDER SERVICING	29
SERVICE PROVIDERS	31
PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS	31
PORTFOLIO HOLDINGS INFORMATION	32
TAXES	32
ADDITIONAL TAX INFORMATION	37
NET ASSET VALUE	38
SHAREHOLDER ACCOUNTS	39
CODE OF ETHICS	43
PROXY VOTING GUIDELINES	43
FINANCIAL STATEMENTS	44
APPENDIX A DESCRIPTION OF RATINGS	A-1

HISTORY OF THE FUNDS AND GENERAL INFORMATION

The Funds are each a separate series of the Alpine Income Trust , a Delaware statutory trust organized on September 23, 2002. Each Fund is a diversified, open end management investment company .  Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The Institutional Class of the Alpine Municipal Money Market Fund changed its name to the Investor Class effective July 26, 2012.

The Trust is governed by its Board of Trustees (the “Board” or the “Trustees”). Each Fund may issue an unlimited number of shares of beneficial interest with a $0.001 par value. All shares of each Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by such Fund and, upon liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Declaration of Trust, as amended, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares. The rights of the holders of shares of a Fund may not be modified except by the vote of a majority of the outstanding shares of such Fund.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of a Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Alpine Series Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the laws of the State of Delaware. If shares of another series of the Alpine Series Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. In addition, the Trustees may, in the future, create additional classes of shares of a Fund. Except for the different distribution-related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Under the Declaration of Trust and the Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer multiple classes of shares. Class A shares are subject to a Rule 12b-1 fee and a sales charge (with certain transactions excepted). The Investor and Institutional Class shares are not subject to any sales load or Rule 12b-1 fee.

INVESTMENT PRACTICES AND RISK FACTORS

The investment objectives and a description of the principal investment strategies of each Fund are set forth under each Fund’s Prospectus in the section titled “SUMMARY SECTION” and “MORE ON THE FUNDS' INVESTMENT STRATEGIES, INVESTMENTS AND RISKS .”

The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by a Fund, which all involve risks of varying degrees.

Auction Rate Securities (Ultra Short Fund)

The Fund may acquire auction rate securities. Auction rate securities consist of auction rate municipal obligations. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Debt and Fixed Income Securities (Ultra Short Fund)

The Fund may acquire taxable  debt obligations . The Fund may invest in taxable bonds and other types of debt obligations of U.S. issuers.  These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations , which do not pay interest until maturity. Fixed income securities may include:

•	bonds, notes and debentures issued by corporations;

•	debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);

•	municipal securities; or

•	mortgage-backed and asset-backed securities

Debt securities represent money borrowed that obligate the issuer ( e.g., a corporation, municipality, government, or government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times. These securities share three principal risks: First, the level of interest income generated by a Fund’s fixed income investments may decline due to a decrease in market interest rates. When fixed income securities mature or are sold, they may be replaced by lower-yielding investments. Second, their values fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a Fund’s fixed income investments. Conversely, during periods of rising interest rates, the value of a Fund’s fixed income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater for a security whose duration or maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the Fund’s net asset value (“NAV”). The Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund’s shorter-term securities. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument. Third, certain fixed income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay.

In addition, fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and the fund will suffer from the inability to invest in higher yield securities.

In recent years, the fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. These events and the continuing market upheavals may have an adverse effect on a Fund.

Investment Grade Obligations (Ultra Short Fund)

The obligations in which the Fund invests must, at the time of investment, be rated as investment grade (BBB or better) by Standard & Poor’s, a subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or (Baa or better) by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

U.S. Government Securities (All Funds)

The Funds may invest in U.S. government securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Zero Coupon,  Discount and Payment-in-kind Securities (Ultra Short Fund)

The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. A Fund investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since a Fund must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, to the extent that the Fund invests in zero coupon bonds, it may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Mortgage-Backed Securities   (Ultra Short Fund)

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government , or one of its agencies or instrumentalities, or issued by private issuers. The mortgage- backed securities in which a Fund may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”).

CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Code and have the same characteristics as CMOs.

The Fund may from time to time also invest in “stripped” mortgage-backed securities. These are securities that operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid . The prices of these securities are more volatile than the prices of debt securities , which make periodic payments of interest.

Because the mortgages underlying mortgage- backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent such amounts are reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage- backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Mortgage-backed securities may also be affected by the downturn in the mortgage lending and housing markets in the United States.

Asset-Backed Securities (Ultra Short Fund)

The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Asset-backed securities may be “stripped” into classes in a manner similar to that described under the section titled, “Mortgage-Backed Securities,” above, and are subject to the prepayment risks described therein.

Repurchase Agreements (Ultra Short Fund)

The Fund may enter into repurchase agreements. Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral.

The Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.

To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Municipal Securities (All Funds)

Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to the AMT. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Funds may not be able to readily sell bonds at the prices at which they are carried on the Funds' books. If the Funds needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Private Activity Bonds   (All Funds)

Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Under current federal income tax law, interest on municipal bonds issued after August 7, 1986 which are specified private activity bonds and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such private activity bonds, will be treated as an item of tax preference for purposes of the AMT that is imposed on individuals and corporations by the Internal Revenue Code of 1986, as amended (the “Code”), though for regular federal income tax purposes such interest will remain fully tax-exempt. Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Although interest on all tax-exempt obligations (including private activity bonds) is generally included in “adjusted current earnings” of corporations for AMT purposes, interest on bonds issued in 2009 and 2010 generally is not included in adjusted current earnings.

Industrial Development Bonds  (All Funds)

Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the AMT.

Municipal Leases (All Funds)

Municipal leases or installment purchase contracts are issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non- appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a fund’s exposure.

Municipal Notes (All Funds)

There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Tax-Exempt Commercial Paper  (All Funds)

Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Demand Instruments  (All Funds)

Municipal bonds may be issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to redeem the investment. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. These floating and variable rate instruments are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable- or fixed-rate municipal obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline the yield on these instruments will generally decline. On the other hand, during periods when prevailing interest rates increase, the yield on these instruments will generally increase and the instruments will have less risk of capital depreciation than instruments bearing a fixed rate of return.

Additional Risks Relating to Municipal Securities (All Funds)

Tax Risk

The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of the fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal and/or state income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and its service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information Risk

Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

State and Federal Law Risk

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

Market and Ratings Risk

The yields on municipal obligations are dependent on a variety of factors, including economic and monetary conditions, general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. Adverse economic, business, legal or political developments might affect all or substantial portions of a fund’s municipal obligations in the same manner.

Unfavorable developments in any economic sector may have far-reaching ramifications for the overall or any state’s municipal market.

Although the ratings of tax-exempt securities by ratings agencies are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the ratings agency, at the time of issuance of the rating, of the economic viability of the issuer of a general obligation bond or, with respect to a revenue bond, the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation, but do not reflect an assessment of the market value of the obligation. See Appendix A for additional information regarding ratings. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Liquidity Risk

In general, the secondary market for tax-exempt securities may be less liquid than that for taxable fixed-income securities.

Risks Inherent in an Investment in Different Types of Municipal Securities (All Funds)

General Obligation Bonds

General obligation bonds are backed by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. Some such factors are the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control.

Industrial Development Revenue Bonds (“IDRs ”)

IDRs are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors, which may have an adverse impact on the credit quality of the particular company or industry.

Hospital and Health Care Facility Bonds

The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will be sufficient to cover the costs associated with their bonds. It may also be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

Single Family and Multi-Family Housing Bonds

Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects.

Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single-family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities.

Power Facility Bonds

The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates that they may charge their customers, the demand for a utility’s services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility’s results of operations. The Adviser cannot predict the effect of such factors on the ability of issuers to meet their obligations with respect to bonds.

Water and Sewer Revenue Bonds

Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of “no growth” zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

University and College Bonds

The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors of which an investor should be aware are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution’s ability to make payments on its own.

Mortgage-Backed Bonds (All Funds)

Each Fund’s investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund’s interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

Participation Interests (All Funds)

A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund’s participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets a Fund’s credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Put Features (All Funds)

Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer of a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Adviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments and tender options are types of put features.

Tender Option Bonds (All Funds)

Each of the Funds may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, Alpine Municipal Money Market Fund may buy tender option bonds if the agreement gives the

Fund the right to tender the bond in accordance with Rule 2a-7. In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on a interest payment.

Variable or Floating Rate Obligations (All Funds)

Each Fund may invest in variable rate or floating rate obligations. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Alpine Municipal Money Market Fund determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Demand Instruments (All Funds)

Each Fund may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes.

The Funds currently are permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC and pursuant to Rule 2a-7 under the 1940 Act. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument’s credit quality and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

Certain Tax Aspects (All Funds)

Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Internal Revenue Code of 1986, as amended, and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

Additional Risk Considerations (All Funds)

The U.S. federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before the U.S. Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund’s distributions. If such proposals were enacted, the availability of municipal obligations and the value of a Fund’s holdings would be affected and the Board of Trustees would reevaluate the Fund’s investment objective and policies.

Money Market Funds (Municipal Money Market Fund)

The Fund seeks to maintain a stable share price of $1.00.  A very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. The Adviser is under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund.

Portfolio Turnover ( Ultra Short Fund)

The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage costs and may generate short-term capital gains taxable as ordinary income.

Quality and Diversification Requirements (All Funds)

If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. See “INVESTMENT RESTRICTIONS.”

Standby Commitments (Municipal Money Market Fund)

The Fund may acquire standby commitments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Fund may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Fund may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Fund would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Fund, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank’s credit in determining whether to invest in an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Other Taxable Debt Obligations (All Funds)

The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Other Investment Company Securities (All Funds)

Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. Absent an SEC order, these limits currently require that, as determined immediately after a purchase is made (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective and substantially the same investment policies as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in connection with its own operations.

Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent the Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.

Illiquid Securities (All Funds)

The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, term deposits maturing in more than seven days, restricted securities (other than Rule 144A discussed below), privately issued interest-only and principal-only stripped asset-backed securities, over-the counter options and the assets used to cover written over-the-counter options, and municipal lease obligations (including certificates of participation) other than those the Adviser has determined are liquid pursuant to guidelines established by the Board. A Fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and non-U.S. securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of U.S. and non-U.S. issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers willing to purchase and sell the security and the number of potential purchasers; (3) the number of dealers who undertake to make a market in the security; and (4) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). In some cases, the Adviser may determine presumptively illiquid securities to be liquid in accordance with SEC and Board guidelines. The Adviser monitors the liquidity of restricted securities in each Fund’s portfolio and reports periodically on such decisions to the Board.

The Adviser also monitors each Fund’s overall holdings of illiquid securities. If a Fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), the Adviser will consider what action would be in the best interests of a Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund’s holdings of illiquid securities. However, a Fund is not required to dispose of illiquid securities under these circumstances.

Municipal lease obligations will not be considered illiquid if they (i) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or (ii) have a demand feature, which, if exercised, will result in payment of their par value within seven days. Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund’s limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees. With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the leasee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

When-Issued and Delayed Delivery Securities (All Funds)

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued basis” may increase the volatility of its NAV.

Temporary Investments (All Funds)

For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality debt securities, including money market instruments, or may temporarily hold cash. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include:

•	U.S. government securities;

•	commercial paper;

•	certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation; and

•	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States

Money Market Instruments (All Funds)

The Funds may invest in any type of money market instruments, short-term debt securities or cash for temporary defensive purposes, to pay expenses and/or meet redemption requests. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Recently enacted legislation will affect virtually every area of banking and financial regulation. The impact of the regulation is not yet known and may not be known for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect the Fund’s investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Borrowing (All Funds)

The Funds may also borrow money from banks and enter into reverse repurchase agreements for temporary, extraordinary or emergency purposes (but not for investment), including to make payments to pay redemptions, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

INVESTMENT RESTRICTIONS

The Funds are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Except as otherwise stated in this SAI or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in either net assets or total assets of the Fund, will not result in a violation of such restriction.

Rule 2a-7 under the 1940 Act may limit the Municipal Money Market Fund’s ability to engage in a strategy otherwise permitted by the 1940 Act.

Pursuant to its fundamental investment restrictions, a Fund (unless otherwise noted) may not:

1.
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer;

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification,  investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of Municipal Money Market Fund, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that the Municipal Money Market Fund may invest more than 25% of its total assets in industrial development bonds related to a single industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund;

3.
Issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). A Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

4.
Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein;

Because most swaps are now considered interests under the Commodity Exchange Act and its rules, the Funds’ fundamental investment restriction related to investing in commodity interests is being interpreted to permit a Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities, securities indexes, currencies and other financial instruments, but not to engage in transactions in swaps related to physical commodities, such as oil or metals.

5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

6.	Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements;

7.	Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; or

8.
Pledge, hypothecate, mortgage or otherwise encumber the Fund’s assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

The Municipal Money Market Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment policies without shareholder approval.

The Funds have the following additional investment restrictions which are not fundamental and may be changed by the Board without a vote of shareholders. Under these restrictions, a Fund may not:

1.	Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

2.	With respect to Municipal Money Market Fund only, invest in warrants or rights.

PORTFOLIO TURNOVER

For the fiscal years ended October 31, 2011 and 2012 the portfolio turnover rates for the Ultra Short Fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment strategy .

Portfolio Turnover Rates	2011	2012
Ultra Short Fund	174%	192%

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and the stated policies of a Fund. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below. The address of each Trustee and officer is 2500 Westchester Avenue, Suite 215, Purchase, New York 10577.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee in the Past Five Years
H. Guy Leibler (1954)	Independent Trustee	Indefinite, since the Trust’s inception	Private investor since 2007; Vice Chair and Chief Operating Officer, L&L Acquisitions, LLC (2004–2007).	17	Chairman Emeritus, White Plains Hospital Center (1988 to Present); Trustee of each of the Alpine Trusts (1996 to Present).****
Jeffrey E. Wacksman (1960)	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP since 1994.	17	Director, International Succession Planning Association; Director, Bondi Icebergs Inc. (Women’s Sportswear); Director, MH Properties, Inc.; Trustee of each of the Alpine Trusts.****

James A. Jacobson (1945)	Independent Trustee	Indefinite, since 2009	Retired, since 2008; Vice Chairman and Managing Director, Spear Leeds & Kellogg Specialists, LLC, (2003-2008).	17	Trustee of Allianz Global Investors Multi-Funds (2009 to Present ); Trustee of each of the Alpine Trusts.****
Eleanor T.M. Hoagland (1951)	Independent Trustee	Indefinite, since October 2012	Principal, VCS Advisory, LLC (since 2011); Chief Compliance Officer and Senior Managing Director of Magni Asset Management LLC (since 2011) and Park Fifth Capital Management LLC (since 2011); Vice President (2008-2010) and CCO (2009-2010), Ameriprise Financial Inc.; Managing Director (2000-2008) and CCO (2004-2008), J. & W. Seligman & Co. Incorporated.	17	Trustee of each of the Alpine Trusts.****

Interested Trustees & Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (1956)	Interested Trustee and President	Indefinite, since the Trust’s inception	Chief Executive Officer, Alpine Woods Capital Investors, LLC since 1997; President of Alpine Trusts since 1998.	17	Trustee of each of the Alpine Trusts.****
Stephen A. Lieber*** (1925)	Vice President	Indefinite, since the Trust’s inception	Chief Investment Officer, Alpine Woods Capital Investors, LLC since 2003; Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC since 1999.	17	N/A
Andrew Pappert (1980)	Secretary	Indefinite, since 2009	Director of Fund Operations, Alpine Woods Capital Investors, LLC since September 2008; Assistant Vice President, Mutual Fund Operations, Credit Suisse Asset Management, LLC (2003-2008).	17	N/A
Susan Norris (1958)	Chief Compliance Officer	Indefinite, Since February 2013	Chief Compliance Officer, Alpine Woods Capital Investors, LLC since February 2013; Compliance Officer, Alpine Woods Capital Investors, LLC 2006-2013.	17	N/A

Ronald G. Palmer, Jr. (1968)	Chief Financial Officer and Treasurer	Indefinite, since 2010	Chief Financial Officer, Alpine Woods Capital Investors, LLC since 2010 ; Independent Consultant (2008-2009); Vice President Cash Management and Foreign Exchange, Macquarie Capital Investment Management, LLC (2007-2008); Chief Operating Officer, Macquarie Fund Adviser, LLC (2004- 2007).	17	N/A

*	Denotes Trustees who are “interested persons” of the Trusts or Funds under the 1940 Act.
**
Alpine Woods Capital Investors, LLC currently manages seventeen portfolios within the six investment companies that comprise the Alpine Trusts. The Alpine Equity Trust, Alpine Series Trust and Alpine Income Trust are each registered as an open-end management investment company. The Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund are each registered as a closed-end management investment company. The Trustees currently oversee seventeen portfolios within the six Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
The Trustees identified in this SAI are members of the Board of Trustees for each of the Alpine Equity Trust, Alpine Income Trust, Alpine Series Trust, Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (the “Alpine Trusts”).

The Board believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board also believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion.

In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee. Mr. Leibler has substantial experience as a senior executive of an operating company. Mr. Wacksman has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Jacobson has substantial experience as a senior executive of a specialist broker. Ms. Hoagland has over twenty years of experience in the fund and investment advisory business.   Mr. Lieber has been the Chief Executive Officer of the Adviser since its inception and has substantial experience as an executive and portfolio manager and in leadership roles with Alpine Funds and the Adviser. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board as a whole.

The Board has three standing Committees: (1) the Audit Committee, (2) the Valuation Committee and (3) the Nominating Committee. Each Committee consists of all four of the Independent Trustees. Where deemed appropriate, the Board may constitute ad hoc committees.

Mr. Lieber serves as Chairman of the Board and Mr. Leibler serves as Lead Independent Trustee. The Lead Independent Trustee works with the Chairman of the Board to set the agendas for Board meetings. The Lead Independent Trustee also serves as a key point person for interaction between management and the Independent Trustees. The Board has determined that its leadership structure is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management.

The Audit Committee oversees the scope of the Funds’ audit, the Funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of the Funds’ accounting, auditing and financial reporting practices, the qualifications and independence of the Funds’ independent registered public accounting firm and the Funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to its Adviser and service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met five times during the fiscal year ended October 31, 2012 .

The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees. The Valuation Committee met five times during the fiscal year ended October 31, 2012 .

The Nominating Committee is responsible for overseeing Board governance and related Trustee practices, including selecting and nominating all persons for election or appoint as an Independent Trustee. The Nominating Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Nominating Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. The Nominating Committee met four times during the fiscal year ended October 31, 2012 .

Service providers to the Funds , primarily the Adviser, have responsibility for the day-to-day management of the Funds , which includes responsibility for risk management. As an integral part of its responsibility for oversight of the Funds , the Board oversees risk management of the Funds’ investment program and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the Funds and their service providers.

The Funds are subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Adviser or various service providers to the Funds employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Funds’ and the Adviser’s Chief Compliance Officer as well as personnel of other service providers, such as the Fund’s independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

Compensation

The Fund Complex known as the Alpine Trusts is comprised of six separate registrants consisting of seventeen portfolios . The six separate registrants include the Alpine Equity Trust , Alpine Series Trust and Alpine Income Trust (each registered as an open-end management investment company) and the Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (each registered as a closed-end management investment company).

Effective March 28, 2012, the Alpine Trusts pay an annual fee to each Trustee who is not an officer or employee of the Adviser or Distributor (or any affiliated company of the Adviser or Distributor ) in the amount of $ 125 ,000 for the Fund Complex . The Alpine Trusts pay an additional $25,000 annually to the Lead Independent Trustee. Travel expenses of Trustees who are not affiliated persons of the Adviser or the Distributor (or any affiliated company of the Adviser or the Distributor) that are incurred in connection with attending meetings of the Board will also be reimbursed.   Those fees and expenses are divided equally between the six registrants.

Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by the Trusts:

Name	Aggregate Compensation from Alpine Income Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
H. Guy Leibler	$ 20 ,000	$0	$0	$168,750
Jeffrey E. Wacksman	$ 16,625	$0	$0	$ 140 ,000
James A. Jacobson	$ 16,625	$0	$0	$ 140 ,000
Eleanor T.M. Hoagland (3)	$ 0	$0	$0	$ 31,250

(1)
Trustees' fees and expenses are allocated among all of the Funds comprising the Trust. For the fiscal year ended October 31, 2012 , the Trustees fees and expenses were allocated to each Fund as follows: $ 45,483 to the Ultra Short Fund and $ 7,767 to the Municipal Money Market Fund .

(2)
These figures represent the annual aggregate compensation by the Fund Complex for the calendar year ended December 31, 2012. The Fund Complex is currently comprised of six separate registrants consisting of seventeen portfolios.

(3)	Ms. Hoagland was appointed as Trustee on October 3, 2012 .

Trustee and Officer Ownership of Fund Shares

As of January 31, 2013, Samuel A. Lieber owned either directly or through an immediate family member 10.10% of the Municipal Money Market Fund – Investor Class and 1.35% of the Ultra Short Fund –Institutional Class. Stephen A. Lieber either directly or through an immediate family member owned 2.71% of the Ultra Short Fund – Institutional Class. All other officers and Trustees owned as a group less than 1% of the outstanding shares of the Funds.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the Funds as of January 31, 2013:

Amount Invested Key
A. None
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. $100,001-$500,000
F. $500,001-$1,000,000
G. Over $1,000,000

Name	Alpine Municipal Money Market Fund	Alpine Ultra Short Tax Optimized Income Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
H. Guy Leibler	A	A	B
Jeffrey E. Wacksman	B	A	E
James A. Jacobson	A	A	A
Eleanor T.M. Hoagland	A	A	A
Interested Trustee
Samuel A. Lieber	G	G	G

*
Includes holdings of each series of Alpine Equity Trust (Alpine Global Consumer Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund), each series of Alpine Income Trust (Alpine Municipal Money Market Fund and   Alpine Ultra Short Tax Optimized Income Fund), each series of Alpine Series Trust (Alpine Foundation Fund, Alpine Dynamic Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund and Alpine Accelerating Dividend Fund), Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund.

As of January 31, 2013 , Lieber family beneficial holdings in the three unregistered funds managed by the Adviser included 36. 93 % of Alpine Woods Growth Values Financial Equities, L.P., 82. 59 % of Alpine Woods Global Growth Values, L.P. and 65.05 % of Alpine Woods Growth Values, L.P.

Other than as set forth in the foregoing table, during the calendar years ended December 31, 2011 or December 31, 2012, no Trustee who is not an interested person of the Trust or immediate family member of such Trustee had:

(i)         any direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

(ii)         any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or

(iii)        any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)        any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A) the Funds; (B) an officer of the Trust; (C) an investment company , or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (E) the Adviser or the Distributor; (F) an officer of the Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by , or under common control with the Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.).

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where an Independent Trustee or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Control Persons and Principal Holders of Securities

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund. As a result, Samuel A. Lieber could be considered a principal shareholder of the Municipal Money Market Fund .

Set forth below is information with respect to each person, who, to the Trust’s knowledge, owned beneficially or of record more than 5% of any class of a Fund’s total outstanding shares and their aggregate ownership of such Fund’s total outstanding shares as of January 31, 2013.

Alpine Municipal Money Market Fund – Investor Class

Name and Address	Percentage Ownership	Type of Ownership
First Clearing LLC For Benefit of Donald Kramer & Irene Kramer TIC St. Louis, MO 63103-2523	11.47%	Record

Band & Co c/o US Bank PO Box 1787 Milwaukee, WI 53201-1787	6.63%	Record
Samuel A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	6. 57%	Record
The Bank of New York Cust FBO Hare & Co East Syracuse, NY 13057-1381	5.38%	Record
U.S. Bank Cust FBO Cache Matrix PO Box 1787 Milwaukee, WI 53201-1787	5. 32%	Record

Alpine Ultra Short Tax Optimized Income Fund   - Institutional Class

Name and Address	Percentage Ownership	Type of Ownership
UBS WM USA 1000 Harbor Blvd 5 th Fl Weehawken, NJ 07086-6761	21.29%	Record
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105-1905	19.28%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	17.07%	Record
First Clearing LLC Saint Louis, MO 63103-2523	7.28%	Record

Class A

UBS WM USA 1000 Harbor Blvd. 5th Fl. Weehawken, NF 07086-6761	42.40%	Record

INVESTMENT ADVISORY ARRANGEMENTS

The management of the Funds are supervised by the Board of Trustees of the Trust. Alpine Woods Capital Investors, LLC provides investment advisory services to the Funds pursuant to an investment advisory agreement entered into with the Trust (“Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577, is a Delaware limited liability company organized on December 3, 1997. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients. All membership interests in the Adviser are owned by Alpine Woods, L.P. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner. He co-founded the Adviser with his father, Stephen A. Lieber.

Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.

The annual percentage rate and method used in computing the investment advisory fee of the Funds are described in the Prospectus.

The advisory fees paid by the Municipal Money Market Fund to the Adviser for the three most recent fiscal years ended October 31, were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2012	$1,227,372	$(655,944)	$571,428
2011	$1,992,005	$(650,756)	$1,341,249
2010	$2,457,224	$(286,294)	$2,170,930

The advisory fees paid by the Ultra Short Fund to the Adviser for the three most recent fiscal years ended October 31, were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2012	$13,548,188	$(3,353,608)	$10,194,580
2011	$10,564,918	$(2,722,733)	$7,842,185
2010	$11,715,531	$(3,894,496)	$7,821,035

Each Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of a Fund’s outstanding shares, by a vote of a majority of the Trustees or by the Adviser. Each Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

The initial Advisory Agreement for the Municipal Money Market Fund and Ultra Short Fund was approved by the Trustees, including a majority of the Independent Trustees, on November 15, 2002 and continues in effect from year to year after its initial term provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.

The Adviser has agreed contractually to waive its fees and to absorb expenses of the Ultra Short Fund to the extent necessary to assure that ordinary operating expenses of the Funds (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.70% (Institutional Class) and 0.95% (Class A) of each of the Fund’s average daily net assets.

For Ultra Short Fund, the Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Waived expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Ultra Short Fund
10/31/13	$3,894,496
10/31/14	$2,722,733
10/31/15	$3,353,608

Trade Allocations

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with three unregistered funds that it manages, the General Partner of the unregistered funds, which is an affiliate of the of the Adviser, is entitled to receive an incentive allocation to the extent that returns for any of those Funds exceed a threshold return. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds. The Adviser has adopted a trade allocation policy to prohibit any allocation of trades in a manner that would permit the Adviser’s proprietary accounts (including any of the Funds or unregistered funds where at least 10% of account’s assets belong to the Adviser or Messrs. Samuel or Stephen Lieber, their family members and accounts for the benefit of such family members), affiliated accounts, or any particular or group of Fund(s) and/or other investment account(s)  to receive more favorable treatment than any other Fund(s) and/or other investment account(s). The Adviser may aggregate trade orders in order for the Fund(s) and/or other investment account(s) to receive the benefits of volume pricing and the sharing of trading costs. If the aggregated order is filled in its entirety, it will be allocated among the Fund(s) and/or other investment account(s)  in accordance with the stated allocation on the trade ticket at the average price obtained for all executions for the same security on the same side of the market on the same day; if the order is partially filled, it will generally be allocated pro rata in proportion to the individual Fund(s)’ and/or other investment account(s) original stated allocations listed in the trade order ticket.  Notwithstanding the requirements described above, the Adviser’s trade allocation policy permits occasional instances where an order may have a final allocation different from that specified on the trade ticket. This differential is permitted as long as, over time, all participating Fund(s) and/or other investment account(s) receive fair and equitable treatment.

While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits of these policies outweigh any disadvantage that may arise from exposure to simultaneous transactions.

PORTFOLIO MANAGER

Mr. Steven C. Shachat , Managing Director and Portfolio Manager of the Adviser since 2002, is the portfolio manager primarily responsible for the investment decisions of the Funds and has managed the Funds since their inception.

The following table shows the number of other accounts managed by Mr. Shachat and the total assets in the accounts managed within various categories as of January 31, 2013 .

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest. Where conflicts of interest arise between a Fund and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that a Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The Adviser’s compensation and incentive program varies by professional and discipline. A portfolio manager’s compensation is comprised of a fixed base salary and a bonus. The base salary is not based on the value of the assets managed but rather on the individual portfolio manager's experience and responsibilities. The bonus also varies by individual and is based upon criteria that incorporate the Adviser’s assessment of a Fund’s performance relative to returns of comparable mutual funds tracked by Lipper Analytical Services, Inc, Morningstar or Bloomberg LLP, as well as the portfolio manager’s corporate citizenship and overall contribution to the Firm.

Securities Owned in the Funds by Portfolio Manager . As of October 31, 2012 , the portfolio manager owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund A. None, B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 D. $500,001-$1,000,000 F. Over $1,000,000		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Municipal Money Market Fund	Ultra Short Fund
Steven C. Shachat	A	F	F

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor

Each Fund has entered into a distribution agreement with Quasar Distributors, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202 (the “Distributor”). The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor will use best efforts to effect sales of shares of each Fund, but is not obligated to sell any certain number of shares. The public offering of each Fund’s shares is continuous. The distribution agreement is renewable from year to year if approved (a) by the Board or the vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of a Fund, and (b) by a majority vote of the Board who are not “interested persons” of any party to the distribution agreement, cast in person at a meeting called for the purpose of voting on such approval.

Distribution and Shareholder Servicing Plans (Ultra Short Fund)

The Fund has adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Class A shares of the Fund in connection with the distribution of shares as follows:

Class A	Distribution and Service ( 12b-1 ) Fee (as a % of average daily net assets)
Ultra Short Fund	0.25%

Payments may be made by the Class A shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund (or class) may finance without the Plan, the Class A shares may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to a Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases a Fund’s expenses from what they would otherwise be.

The Plan is subject to the provisions of Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Funds ; and (f) the possible benefits of the Plan to any person relative to those of the Funds .

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit Class A Shares and its shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of Class A if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Class A shares. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Class A shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Class A Shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Class A assets to finance distribution of Class A Shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of Class A Shares, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

No interested person of the Trust, the Funds, or any Independent Trustee has any direct or indirect financial interest in the operation of the Plans except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plan.

The Funds may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

During the fiscal years ended October 31, 2012 and October 31, 2011, the Fund paid the following Rule 12b-1 fees, all of which were paid to the Distributor:

Class A	Distribution and Service (12b-1) Fee
	2012	2011
Ultra Short Fund	$1,085,232	$762,594

The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Funds’ shares.

SERVICE PROVIDERS

Transfer Agent

Boston Financial Data Services, Inc ., PO Box 8061, Boston, MA 02266, acts as each Fund’s transfer agent and dividend-disbursing agent.

Administrator and Fund Accountant

State Street Bank and Trust Company , One Lincoln Street, Boston, MA 02111, acts as each Fund’s administrator and fund accountant and assists in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser or the Custodian ); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders. Prior to December 13, 2010, U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202, acted as each Fund’s transfer agent and dividend-disbursing agent and provided administration and accounting services to the Funds.

Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, acts as each Fund’s custodian. Prior to December 1, 2010, U.S. Bank N.A., 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, acted as each Fund’s custodian.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 500 College Road East, Princeton, NJ 08540, is the independent registered public accounting firm of the Funds.

Fund Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel to the Trust and each of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser . It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer, an underwriter, or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

In placing orders for the purchase and sale of investments for the Funds, the Adviser places transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit a Fund directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

The value of each Fund’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) if any portion of such holdings were purchased during the fiscal year ended October 31, 2012 are as follows:

Fund Name	Regular Broker/Dealer	Debt/Equity	Aggregate Holdings
Municipal Money Market Fund	BlackRock Capital	Debt	$31,815
Ultra Short Fund	BlackRock Capital	Debt	$65,078

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board.

The Ultra Short Fund posts its complete portfolio holdings at www.alpinefunds.com on a quarterly basis. The Fund intends to post its complete portfolio holdings 45 calendar days following the quarter-end.  The Fund intends to make its top ten holdings available at www.alpinefunds.com on a monthly basis. The Fund intends to post this information 10 days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

The Municipal Money Market Fund’s complete list of holdings (including the size of each position) and other information required by applicable regulations must be disclosed as of the last business day of a month no later than five business days after month-end on the Fund’s website.

From time to time rating and ranking organizations such as S&P’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Funds’ CCO, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement , (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants and any other entity are subject to these restrictions.

In addition, the Funds’ service providers may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer (the"CCO"). The CCO or a designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and its shareholders. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

TAXES

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Distributions of Net Investment Income

Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from net tax-exempt income, if reported to you as exempt-interest dividends, will constitute income exempt from U.S. federal income tax (although potentially not free from U.S. federal AMT). Also, if you are a taxable investor, any distributions by the Fund from taxable income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Distributions reported by a Fund as deriving from net gains on securities, including securities that generate tax-exempt income, held for more than one year will generally be taxable to shareholders as long-term capital gain, without regard to how long a shareholder has held shares of the Fund. Long-term capital gain rates applicable to individuals and other non-corporate taxpayers have been temporarily reduced for taxable years beginning before January 1, 2013.

Information on the Amount and Tax Character of Distributions

The Funds will inform you of the amount of your exempt-interest dividends, income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may report and distribute to you, as ordinary income and/or as capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions and dividends generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.

Election to be Taxed as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. To qualify as a RIC a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income from interests in “qualified publicly traded partnerships” (as defined in the Code); (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of

(i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (iv) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, a Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if a Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Excise Tax distribution Requirements

To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Medicare Contribution Tax

Beginning in 2013, a 3.8% Medicare contribution tax is imposed on net investment income, including , among other things, interest, dividends, and net gain from investments , of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Redemptions and Exchanges of Fund shares

Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Alpine Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

By law, the Fund must withhold 28% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Distributions by each Fund result in a reduction in the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a   return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any exempt interest dividends and long-term capital gain distributed to you by a Fund on those shares.

Wash Sales

Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require a Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.

In addition, all or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before the redemption of the loss shares and ending 30 days after the loss shares redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends- Received Deduction for Corporations

If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Deferral of Losses

In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October foreign currency and passive foreign investment companies (“PFIC”) losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Swap Contracts

As a result of entering into swap contracts, a Fund may make or receive periodic net payments.  A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction.  Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than a year).  With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.  Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.

Change of Ownership

In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards if any may be subject to limitation.

Original Issue Discount, Market Discount, and Acquisition Discount

Some debt obligations that a Fund may invest in could be subject to special rules imposed by the Code, such as original issue discount, market discount or acquisition discount. You should consult with your tax advisor with respect to the tax consequences of such special rules.

Taxation of Foreign Shareholders

Dividends paid by a Fund to foreign shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a foreign shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a foreign shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign shareholder were a U.S. shareholder. A foreign corporation receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2016 , to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders , or (ii) in the event that the applicable intergovernmental agreement and impending legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

For taxable years beginning before January 1, 2014, properly designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

ADDITIONAL TAX INFORMATION

The tax information described in the section above applies to the Ultra Short Fund, except as noted in this section.

Exempt-interest Dividends

By meeting certain requirements of the Code, the Ultra Short Fund will qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income

The Ultra Short Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Ultra Short Fund from such income will be taxable to you as ordinary income, and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Ultra Short Fund shares or receive them in cash.

Information on the Amount and Tax Character of Distributions

The Ultra Short Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Ultra Short Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Ultra Short Fund in the previous calendar quarter, with a record date in such quarter, but paid in January are taxed to you as if paid in December.

Dividends-received Deduction for Corporations

Because the Ultra Short Fund’s income is derived primarily from interest rather than dividends, none of the distributions from the Funds are expected to qualify for the corporate dividends-received deduction.

Treatment of Private Activity Bond Interest

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Ultra Short Fund.

Loss of Status of Securities as Tax -exempt

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Ultra Short Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

NET ASSET VALUE

The following information supplements that set forth in the Prospectus in the Section titled “MANAGEMENT OF THE FUNDS - How the Funds Value Their Shares.”

The net asset value of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) each business day. In addition, with respect to the Municipal Money Market Fund only, the Fund will not be open on days that the Federal Reserve Bank of New York is not open.

The value of a Fund’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined.

In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by the Municipal Money Market Fund. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Municipal Money Market Fund. However, no assurance can be given that the Fund will be able to maintain stable share prices.

Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by the Municipal Money Market Fund will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

In order to use the amortized cost method of valuation, the Municipal Money Market Fund is required to comply with Rule 2a-7 under the 1940 Act and Board adopted procedures.

These Rule 2a-7 procedures include review by the Board, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Board will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in-kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

An example of how the Funds calculated its net asset value per share as of October 31, 2012 is as follows:

Ultra Short Fund – Institutional Class

$1,375,489,508	=	$10.05
136,922,186

Ultra Short Fund – Class A

$443,597,721	=	$10.10
43,908,828

SHAREHOLDER ACCOUNTS

Purchasing Shares

As described under “How to Buy Shares” in the Prospectus, Investor Class shares of the Municipal Money Market Fund and Institutional Class shares of the Ultra Short Fund are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds’ shares.

Class A (Ultra Short Fund)

As of the fiscal years ended October 31, 2012 and 2011, the Distributor of the Funds received the following sales charges from investors on sales of Class A shares:

Class A	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor
	2012		2011
Ultra Short Fund	$0	$0	$0	$0

Certain investors of the Ultra Short Fund   may be eligible to combine multiple purchases of Class A shares to eliminate the sales charge. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $250,000 or more of the Fund, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge reduction or elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the sales charge. If you hold Fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, please contact your financial intermediary.

Additionally, the sales charge may be waived for the following persons or reasons:

•	Employees of the Adviser or its affiliates and their immediate family, for purchases directly through the Fund or its distributor

•	Current and former Trustees of funds advised by the Adviser, for purchases directly through the Fund or its distributor

•	The Adviser or its affiliates, for purchases directly through the Fund or its distributor

•
An agent or broker of a dealer that has entered into a selling agreement with the Funds’ distributor for the agent or broker’s own account or an account of a relative of any such person, or an account for the benefit of any such person

•	Investors in employee retirement, stock, bonus, pension or profit sharing plans

•	Investment advisory clients of the Adviser or its affiliates

•	Registered Investment Advisers and clients of certain investment advisory programs

•	Broker/Dealers and Registered Investment Advisers with clients participating in comprehensive fee programs

•
Financial intermediaries that have entered into contractual agreements with the Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers

•	Shares acquired when dividends or capital gains are reinvested in the Funds

•	Shares offered to any other investment company to effect the combination of such company with the Funds by merger, acquisition of assets or otherwise

•	Redemptions by shareholders of the Funds investing through self-directed brokerage platforms

These waivers may be discontinued at any time without notice.

Right of Accumulation

The right of accumulation allows you to combine the current value of your holdings in Class A shares of the Fund, based on the current offer price, with other qualifying shares, that are either Class A shares or Institutional Class shares that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Class A shares, including any applicable sales charge, for purposes of determining whether the sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A and Institutional Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent

If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge for Class A shares by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Class A shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Class A shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Class A shares within the 13-month period, the Fund will redeem the sales charge on the Class A shares from the shares held in escrow. When a shareholder elects to participate in a letter of intent, the Class A shares purchased within a ninety day period prior to that election will be included in satisfying the aggregate investment requirement. The letter of intent may be amended or terminated at any time. You may cancel a letter of intent by notifying your financial intermediary in writing. Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

In the case of Funds whose shares are sold with a sales charge and where you meet the investment requirements under the letter of intent, the broker-dealer’s sales commissions and reallowance will be paid based upon a reduced sales charge. If you do not meet the investment requirements, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund’s Transfer Agent for this purpose.

Reinstatement Privilege

The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Redeeming Shares

Redemption proceeds are normally paid as described in the Prospectus. However, the payment of redemption proceeds by the Funds may be postponed for more than seven days or the right of redemption suspended at times (a) when the NYSE is closed for other than customary weekends and holidays, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist, or (e) under certain circumstances when there has been a determination to liquidate the Fund, pursuant to SEC rule or order. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in-kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in-kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in-kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-l under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of a Fund during any 90 day period for any one shareholder.

Exchange Privilege

As described under “Exchange Privilege” in the Funds’ Prospectus, shareholders of the Ultra Short Fund may exchange their shares of those Funds for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected.

You may only exchange Class A shares for Class A shares and Institutional Class shares for Institutional Class shares. The Funds may modify or terminate the exchange privilege at any time.

Shareholders of the Municipal Money Market Fund generally may not exchange their shares for shares of one of the other Alpine Funds, however any shareholder of the Municipal Money Market Fund holding shares of the Fund prior to or on July 26, 2012, employees of the Adviser or its affiliates and their immediate families, and investment advisory clients of the Adviser or its affiliates, may exchange shares of the Fund for shares of the Institutional Class of any other Alpine Fund.

Short-Term Trading Practices

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” A Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its shareholders. For example, large flows of cash into and out of a Fund may require the Adviser to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund. These steps include, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

The Funds reserve the right, in their sole discretion, to identify trading practices as abusive. If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees.

For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund.

In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 under the 1940 Act, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.

CODE OF ETHICS

The Adviser and the Trusts have adopted a joint Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Distributor has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (“Access Persons”), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions. Each Code is included as an exhibit to the Trusts’ registration statement, which is on file with, and available from, the SEC.

PROXY VOTING GUIDELINES

The Board of Trustees of the Alpine Funds has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser which uses an independent service provider, as described below.

The Adviser’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of the Funds; and (ii) that avoid the influence of conflicts of interest. To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

Policies of the Adviser

The Adviser has delegated to Institutional Shareholder Services Inc. (“ISS”), an independent service provider, the administration of proxy voting for the Funds’ portfolio securities directly managed by the Adviser, subject to oversight by the Adviser’s Proxy Manager (in his or her absence the Director of Institutional Operations). ISS provides proxy-voting services to many asset managers on a global basis. The Adviser has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of such services provided by ISS.

Specifically, ISS assists the Adviser in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Fund’s Proxy Voting Guidelines by reference, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. The Adviser’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’ shareholders. The Adviser has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of the Adviser on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation, ISS will notify the Adviser; and the Adviser will use its best judgment in voting proxies on behalf of the Funds’ shareholders, consistent with the Proxy Voting Guidelines. The ISS Proxy Voting Guidelines can be found on their website (http://issgovernance.com/policy/2013/policy_information).

Conflicts of Interest

The Adviser does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Fund proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, the Adviser generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of a Fund do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of the Adviser (or between a Fund and those of any of the Adviser’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the Proxy Manager and the CCO for the Adviser. The Proxy Manager and CCO for the Adviser will then provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If the Adviser then casts a proxy vote that deviates from a ISS recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

Circumstances Under Which Proxies Will Not Be Voted

The Adviser, through ISS, will attempt to process every vote for all domestic and foreign proxies that it receives; however, there may be cases in which the Adviser will not process a proxy because it is impractical or too expensive to do so. For example, the Adviser will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when the Adviser has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, the Adviser generally will not seek to recall the securities on loan for the purpose of voting the securities unless the Adviser determines that the issue presented for a vote warrants recalling the security.

More Information

The actual voting records relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The Funds’ financial statements contained in each Fund’s most recent Annual Report to shareholders and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm , appearing therein, are incorporated by reference in this SAI. The Funds’ Annual Reports to shareholders, which contain the referenced financial statements, are available upon request and without charge.

APPENDIX A DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “ 1 ,” “ 2 ” and “ 3 ” to each generic rating classification from “ Aa ” through “ Caa .” The modifier “ 1 ” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “ 2 ” indicates a mid-range ranking; and the modifier “ 3 ” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s Short-Term Obligation Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P -1 —Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 —Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 —Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP —Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note : Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Obligation Ratings :

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“ MIG ”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated “ SG ,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings :

In the case of variable rate demand obligations (“ VRDOs ”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard   & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

Long-term issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA —An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA —An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A —An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB —An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C —Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB —An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B —An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC —An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC —An obligation rated “CC” is currently highly vulnerable to nonpayment.

C —A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D —An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (–): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1 —A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 —A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 —A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B —A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 —A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 —A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 —A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C —A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D —A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Standard & Poor’s Ratings Group’s Municipal Short-Term Note Ratings Definitions:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s has indicated that its analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 —Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 —Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 —Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, “SP-1+/A-1+”).

Description of Standard & Poor’s Ratings Group’s Active Qualifiers (Currently applied and/or outstanding)
i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the “prelim” qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. (3) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30% and 50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA —Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA —Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A —High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB —Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB —Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B —Highly speculative. “B” ratings indicate that material credit risk is present.

CCC —Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present.

CC —Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk.

C —Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note : The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “B.”

Description of Fitch Ratings’ Structured, Project & Public Finance Long-Term Obligation Ratings:

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA —Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA —Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A —High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB —Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB —Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B —Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC —Substantial credit risk. “CCC” ratings indicate that default is a real possibility.

CC —Very high levels of credit risk. “CC” ratings indicate that default of some kind appears probable.

C —Exceptionally high levels of credit risk. “C” ratings indicate that default appears imminent or inevitable.

D —Default. “D” ratings indicate a default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or (3) the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults —“Imminent” default, categorized under “C,” typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. “Imminent” default alternatively refers to the case where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs —Where an instrument has experienced an involuntary and, in Fitch Ratings’ opinion, irreversible “write-down” of principal ( i.e. , other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where Fitch Ratings believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed irreversible, the credit rating will be lowered to “D.”

Notes : In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term Rating category, or categories below “B.”

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 —Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 —Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 —Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B —Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C —High short-term default risk. Default is a real possibility.

RD —Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

Or, the default of a specific short-term obligation.

D —Default. Indicates a broad-based default event for an entity, or the default of all short-term obligations.

Notes to Fitch Ratings’ Long-Term and Short-Term Obligation Ratings:

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event ( e.g. , shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (“CCC,” “CC” and “C”) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the “CCC,” “CC” and “C” categories. Defaulted ratings typically do not carry an Outlook.

Expected Ratings: Where a rating is referred to as “expected,” alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon Fitch Ratings’ expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. No other conditionality pertains to an expected rating. While expected ratings typically convert to final ratings within a short time, as determined by the issuer’s decisions regarding timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch, as with final ratings.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs ( e.g. , medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Paid-In-Full: This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated. Indicated in rating databases with the symbol “PIF.”

NR: A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol “WD.”

ALPINE INCOME TRUST
PART C - OTHER INFORMATION

ITEM 28.  EXHIBITS

Number	Description

(a)	(1) Declaration of Trust, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(b)	By-Laws, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)
Form of Investment Advisory Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(e)
(1) Distribution Agreement with Quasar Distributors, LLC, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(2) Form of Distribution Agreement with Quasar Distributors, LLC dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)	Custody Agreement

(1) Form of Custody Agreement with U.S. Bank, National Association, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(2) Amendment dated August 14, 2007 to the Custody Agreement dated December 2, 2002 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(3) Master Custody and Fund Accounting Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(h)	Other Material Contracts.

(1)	Fund Accounting Servicing Agreement

(a)
 Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Fund Accounting Servicing Agreement with U.S. Bancorp Funds Services dated April 13, 2006, previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(c)
Amendment dated August 14, 2007 to the Fund Accounting Servicing Agreement dated April 13, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(2)
Prospect Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(3)
Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(4)	Expense Limitation Agreements

	(a)	Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

	(b)	Expense Limitation Agreement and Reimbursement Agreement dated February 26, 2013, is filed herewith.

(5)	Power of Attorney

(a)	Previously filed with the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A on September 10, 2003 and is incorporated by reference.

(b)	Previously filed with the Registrant’s Post-Effective Amendment No.7 to its Registration Statement on Form N-1A on March 1, 2005 and is incorporated by reference.

(c)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.
(d) (e)
Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

Power of Attorney, on behalf of Eleanor Hoagland, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

(6)	Fund Administration Servicing Agreement

(a)
Administration Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated November 1, 2004 to the Fund Administration Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Addendum dated as of this 30th day of November, 2006 to the Fund Administration Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Fund Administration Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and November 30, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Administration Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Administration Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(7)	Transfer Agent Servicing Agreement

(a)
Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated as of November 1, 2004 to the Transfer Agent Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Amendment dated as of February 17, 2006 to the Transfer Agent Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Transfer Agent Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and February 17, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Transfer Agency and Service Agreement dated December 8, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Transfer Agency and Service Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(j)	Consent of Independent Public Accounting Firm – is filed herewith.

(k)	Omitted Financial Statements – Not Applicable.

(l)
Initial Capital Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(m)	(i)
Distribution Plan of Adviser Class Shares of the Alpine Tax Optimized Income Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(ii)
Distribution Plan of Adviser Class Shares of the Alpine Municipal Money Market Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(n)
Multiple Class Plan for Alpine Income Trust, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(o)	Reserved

(p)	Code of Ethics

(i)
Joint Code of Ethics of Registrant and Alpine Management & Research, LLC, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(ii)
Joint Code of Ethics as amended September 24, 2007 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(iii)
Joint Code of Ethics dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(iv)
Joint Code of Ethics dated September 7, 2011, previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

(v)
Joint Code of Ethics dated December 18, 2012, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant’s Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, LLC.  The information required by this item with respect to Saxon Woods Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-56918) of Saxon Woods Advisors, LLC.

Item 32. Principal Underwriter.

(a)          Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Fund Name	Fund Name	Fund Name
AC One Funds	DSM Capital Funds	Morgan Dempsey Funds
Academy Fund Trust	Edgar Lomax Value Fund	Muhlenkamp (Wexford Trust)
Advantus Mutual Funds	Empiric Funds, Inc.	Muzinich Funds
Aegis Funds	Evermore Global Investors Trust	New Path Funds
Akre Funds	FactorShares Trust	Orinda Funds
Al Frank Funds	First American Funds, Inc.	O'Shaughnessy Funds
Allied Asset Advisors Funds	Fort Pitt Capital Group, Inc.	Osterweis Funds
Alpha Funds	Fund X Funds	Pension Partners Funds
AlphaClone ETF Fund	Geneva Advisors Funds	Permanent Portfolio Funds
Alpine Equity Trust	Gerstein Fisher Funds	Perritt Opportunities Funds
Alpine Income Trust	Glenmede Fund, Inc.	Phocas Financial Funds
Alpine Series Trust	Glenmede Portfolios	PIA Funds
American Trust	GoodHaven Funds	Poplar Forest Partners Fund
Appleton Group	Great Lakes Funds	Portfolio 21
Artio Global Funds	Greenspring Fund	Primecap Odyssey Funds
Barrett Growth Fund	Guinness Atkinson Funds	Prospector Funds
Barrett Opportunity Fund	Harding Loevner Funds	Provident Mutual Funds, Inc.
Becker Value Equity Fund	Hennessy Funds, Inc	Purisima Funds
Boston Common Funds	Hennessy Mutual Funds, Inc.	Rainier Funds
Brandes Investment Trust	Hennessy SPARX Funds Trust	RBC Funds Trust
Brandywine Blue Funds, Inc.	Hodges Funds	Reinhart Funds
Brandywine Fund, Inc.	Hotchkis & Wiley Funds	Roosevelt Funds
Bridges Investment Fund, Inc.	Huber Funds	Samson Funds
Bright Rock Funds	Intrepid Capital Management	Scharf Funds
Brookfield Investment Funds	IronBridge Funds	Schooner Investment Group
Brown Advisory Funds	Jacob Funds II	SCS Financial Funds
Buffalo Funds	Jacob Funds, Inc.	Shenkman Funds
Bushido Funds	Jensen Funds	Smead Value Fund
CAN SLIM Select Growth Fund	Kellner Funds	Snow Capital Family of Funds
Capital Advisors Funds	Keystone Mutual Funds	Strategic Income Funds
Chase Funds	Kirr Marbach Partners Funds, Inc	Teberg Fund
Coldstream Funds	Lawson Kroeker Funds	Thomas White Funds
Collins Capital Funds	Litman Gregory Masters Funds	Thompson IM Funds, Inc.
Congress Funds	LKCM Funds	Tiedemann Funds
Contravisory Funds	LoCorr Funds	TIFF Investment Program, Inc.
Convergence Funds	Logan Capital Funds	Tortoise Funds
Corporate America Fund	MainGate MLP Funds	Tygh Capital Management
Country Funds	Matrix Asset Advisors, Inc.	USA Mutuals Funds
Cove Street Capital Funds	MD Sass	Villere Fund
Cushing MLP Funds	Merger Fund	Wall Street Fund, Inc.
Davidson Funds	Monetta Fund, Inc.
DoubleLine Funds	Monetta Trust

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers, directors and partners of Quasar.

The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.  The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI  53202.

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund
James Robert Schoenike	President and Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joseph Bree	Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Transfer Agent	Boston Financial Data Services, Inc.
PO Box 8061
Boston, MA 02266

Registrant’s Investment Adviser and Principal	Alpine Woods Capital Investors, LLC
Underwriter	2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(records required by paragraphs (a)(4), (a)(5), (a)(6), (a)(10), (a)(11), and (f) of Rule 31a-1)

Registrant’s Fund Accountant, Custodian and Administrator	State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

ITEM 34. MANAGEMENT SERVICES
Not Applicable

ITEM 35. UNDERTAKINGS
Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, Alpine Income Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 28th day of February, 2013.

ALPINE INCOME TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on February 28, 2013.

SIGNATURES	TITLE

/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber	(Principal Executive Officer)

Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

H. Guy Leibler*	Trustee
H. Guy Leibler

Jeffrey Wacksman*	Trustee
Jeffrey Wacksman

James A. Jacobson*	Trustee
James A. Jacobson

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber
Attorney-in-Fact pursuant to
Power of Attorney

*Attorney-in-Fact pursuant to Power of Attorney dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

ALPINE INCOME TRUST

EXHIBIT INDEX

(h)(4)(b)	Expense Limitation and Reimbursement Agreement dated February 26, 2013
(j)	Consent of Independent Registered Public Accounting Firm